Commissions and banking fees (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commissions And Banking Fees
Credit and debit cards	R$ 21,177	R$ 19,989	R$ 16,051
Current account services	6,877	7,528	7,803
Asset management	5,792	5,872	7,177
Funds	4,395	4,952	6,545
Consortia	1,397	920	632
Credit operations and financial guarantees provided	2,544	2,539	2,511
Credit operations	1,100	1,185	1,307
Financial guarantees provided	1,444	1,354	1,204
Collection services	2,031	1,971	2,020
Advisory services and brokerage	3,596	3,348	3,579
Custody services	602	617	605
Other	3,112	2,702	2,578
Total	R$ 45,731	R$ 44,566	R$ 42,324